Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 212,248,664	$ 177,574,238
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	102,383,724	100,657,736
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	102,383,724	100,657,736
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Mutual funds | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	92,238,589	87,429,605
Mutual funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	92,238,589	87,429,605
Mutual funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Mutual funds | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Common stock | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	10,145,135	13,228,131
Common stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	10,145,135	13,228,131
Common stock | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Common stock | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Common/collective trusts | NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 109,864,940	$ 76,916,502